-----BEGIN PRIVACY-ENHANCED MESSAGE-----


FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:		Ranger Investment Management, L.P.
		CENTRAL INDEX KEY:		0001319691
		STATE OF INCORPORATION:		TX

	FILING VALUES:
		FORM TYPE:			13F-HR
		SEC ACT:			1934 Act
		SEC FILE NUMBER:		028-11311

	BUSINESS ADDRESS:
		STREET 1:			300 CRESCENT COURT
		STREET 2:			SUITE 1100
		CITY:				DALLAS
		STATE:				TX
		ZIP:				75201
		BUSINESS PHONE:			214.871.5208

	MAIL ADDRESS:
		STREET 1:			300 CRESCENT COURT
		STREET 2:			SUITE 1100
		CITY:				DALLAS
		STATE:				TX
		ZIP:				75201

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Ranger Investment Management, L.P.

Address:	300 Crescent Court
		Suite 1100
		Dallas, TX  75201

Form 13F File Number: 28-11311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nim Hacker
Title:		General Counsel
Phone:		214.871.5208



Signature, Place, and Date of Signing:

/s/ Nim Hacker		Dallas, Texas		June 30, 2006
------------------	---------------		----------------

[signature]		[City, State]		[Date]



Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 63
Form 13F Information Table Value Total: $124,497
 					(thousands)
List of Other Included Managers:





Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER        VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS      SOLE     SHARED    NONE
-----------------------------  --------------   --------- --------  ------- --- ---- ------- ----------    -------  --------  ------
AAR CORP		       COM              000361105     4809   216337 SH       SOLE                   216337
ADAMS RESPIRATORY THERAPEUTI   COM              00635P107     1988    44560 SH       SOLE                    44560
ALLIANCE DATA SYSTEMS          COM              018581108      655    11140 SH       SOLE                    11140
ARRIS GROUP INC                COM              04269Q100     2730   208117 SH       SOLE                   208117
ATWOOD OCEANICS INC            COM              050095108     4357    87844 SH       SOLE                    87844
BE AEROSPACE INC               COM              073302101     3851   168470 SH       SOLE                   168470
BARRETT BILL CORP              COM              06846N104     1389    46906 SH       SOLE                    46906
BRIGHT HORIZON FAMILY SOLUTI   COM              109195107     1377    36534 SH       SOLE                    36534
CSX CORP		       COM              126408103      118     1680 SH       SOLE                     1680
CARPENTER TECHNOLOGY	       COM		144285103	98      845 SH	     SOLE		       845
CARRIZO OIL & CO INC           COM              144577103     3520   112434 SH       SOLE                   112434
CELGENE CORP                   COM              151020104     2213    46662 SH       SOLE                    46662
COACH INC                      COM              189754104      612    20456 SH       SOLE                    20456
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      686    10181 SH       SOLE                    10181
CONSOL ENERGY INC	       COM		20854P109      508    10878 SH	     SOLE		     10878
COOPER CAMERON CORP            COM              216640102     1190    24908 SH       SOLE                    24908
CORE LABORATORIES	       COM		N22717107      567     9292 SH	     SOLE	       	      9292
CORPORATE EXECUTIVE BRD CO     COM              21988R102     1113    11108 SH       SOLE                    11108
DAVITA INC                     COM              23918K108      572    11508 SH       SOLE                    11508
DIODES INC COM 		       COM		254543101     1145    27620 SH	     SOLE		     27620
ENSCO INT'L		       COM		26874Q100     1108    24076 SH	     SOLE		     24076
EURONET WORLDWIDE INC          COM              298736109     4250   110763 SH       SOLE                   110763
EXCO RESOURCES INC 	       COM		269279402     2657   233064 SH	     SOLE		    233064
FAIRCHILD SEMICONDUCTOR        COM		303726103     1838   101155 SH	     SOLE		    101155
GEN-PROBE INC NEW              COM              36866T103     2210    40949 SH       SOLE                    40949
GYMBOREE CORP                  COM              403777105     1023    29440 SH       SOLE                    29440
HARRIS CORP DEL                COM              413875105     1862    44846 SH       SOLE                    44846
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101      453     8310 SH       SOLE                     8310
HOST HOTELS & RESORTS INC      COM		44107p104      104     4741 SH	     SOLE		      4741
INFORMATICA CORP               COM              45666Q102      751    57090 SH       SOLE                    57090
INTERSIL CORP		       CL A		46069S109      596    25645 SH       SOLE	             25645
INVENTIV HEALTH INC	       COM		46122e105     1034    35926 SH	     SOLE                    35926
LAMAR ADVERTISING CO           CL A             512815101       62     1145 SH       SOLE                     1145
LUMINEX CORP DEL               COM              55027E102     2180   125337 SH       SOLE                   125337
MICROS SYS INC                 COM              594901100     6851   156834 SH       SOLE                   156834
MICROSEMI CORP                 COM              595137100     1182    48473 SH       SOLE                    48473
NESS TECHNOLOGIES 	       COM		64104x108     2326   216337 SH	     SOLE	 	    216337
NICE SYS LTD                   SPONSORED ADR    653656108     6866   243990 SH       SOLE                   243990
NORDSTROM INC                  COM              655664100      703    19268 SH       SOLE                    19268
O'CHARLEY'S INC		       COM		670823103      736    43298 SH	     SOLE		     43298
PEABODY ENERGY CORP            COM              704549104      276     4949 SH       SOLE                     4949
PEDIATRIX MEDICAL GROUP	       COM		705324101     1929    42589 SH	     SOLE		     42589
PERFICIENT INC                 COM              71375U101     3968   321056 SH       SOLE                   321056
PHILLIPS-VAN HEUSEN 	       COM		718592108     6757   177060 SH	     SOLE		    177060
PRECISION CASTPARTS CORP       COM              740189105     2530    42338 SH       SOLE                    42338
PSYCHIATRIC SOLUTIONS INC      COM		74439H108     5699   198843 SH	     SOLE		    198843
QUALITY SYSTEMS INC	       COM		747582104     1041    28270 SH	     SOLE	             28270
RTI INTL METALS INC            COM              74973W107     1983    35504 SH       SOLE                    35504
RESMED INC 		       COM		761152107      127     2708 SH	     SOLE 	      	      2708
RITCHIE BROS AUCTIONEERS       COM              767744105     5215    98057 SH       SOLE                    98057
SVB FINANCIAL GROUP            COM		78486Q101      783    17215 SH	     SOLE		     17215
SATYAM COMPUTER SERVICES LTD   ADR              804098101     1779    53692 SH       SOLE                    53692
SOUTHWESTERN ENERGY CO         COM              845467109      460    14777 SH       SOLE                    14777
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203      164     2715 SH       SOLE                     2715
TEXAS CAPITAL BANCSHARES       COM		88224q107      809    34740 SH	     SOLE		     34740
TOO INC                        COM              890333107     4011   104482 SH       SOLE                   104482
TRAMMELL CROW CO               COM              89288R106     1390    39511 SH       SOLE                    39511
UTI WORLDWIDE INC              ORD              G87210103       74     2918 SH       SOLE                     2918
VA SOFTWARE CORP 	       COM		91819B105     1052   271210 SH	     SOLE		    271210
WABTEC CORP                    COM              929740108     5100   136353 SH       SOLE                   136353
WILLIAMS SCOTSMAN INTL INC     COM              96950G102     1676    76749 SH       SOLE                    76749
WILSHIRE BANCORP INC           COM              97186T108     1270    70453 SH       SOLE                    70453
WITNESS SYS INC                COM              977424100     4136   205063 SH       SOLE                   205063


-----END PRIVACY-ENHANCED MESSAGE-----